Shareholder Report	12 Months Ended
	Nov. 30, 2025 USD ($) Holding	Nov. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Massachusetts Tax-Exempt Funds
Entity Central Index Key	0001070414
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000007887
Shareholder Report [Line Items]
Fund Name	Massachusetts Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VMATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Massachusetts Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  For the Fund, having a longer overall duration than its benchmark was a detractor given the increase in yields at the longer end of the curve. An overweight allocation to lower-rated bonds, notably those below investment grade, added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg MA Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,202	$10,204	$10,206
2016	$10,380	$10,325	$10,342
2016	$10,577	$10,503	$10,527
2016	$9,932	$9,918	$9,978
2017	$10,172	$10,183	$10,232
2017	$10,462	$10,447	$10,493
2017	$10,598	$10,561	$10,620
2017	$10,547	$10,455	$10,535
2018	$10,456	$10,389	$10,489
2018	$10,596	$10,505	$10,610
2018	$10,618	$10,562	$10,672
2018	$10,579	$10,549	$10,654
2019	$10,865	$10,811	$10,921
2019	$11,326	$11,158	$11,289
2019	$11,685	$11,464	$11,602
2019	$11,628	$11,425	$11,559
2020	$12,088	$11,791	$11,955
2020	$11,892	$11,749	$11,738
2020	$12,136	$11,877	$11,978
2020	$12,329	$12,011	$12,125
2021	$12,267	$11,903	$12,081
2021	$12,555	$12,099	$12,294
2021	$12,614	$12,180	$12,385
2021	$12,640	$12,154	$12,364
2022	$12,225	$11,791	$12,001
2022	$11,559	$11,268	$11,459
2022	$11,326	$11,144	$11,316
2022	$11,341	$11,130	$11,295
2023	$11,393	$11,200	$11,390
2023	$11,538	$11,314	$11,515
2023	$11,512	$11,273	$11,508
2023	$11,774	$11,513	$11,779
2024	$12,083	$11,735	$12,007
2024	$11,935	$11,532	$11,823
2024	$12,352	$11,927	$12,209
2024	$12,531	$12,070	$12,360
2025	$12,505	$12,045	$12,362
2025	$12,098	$11,747	$12,063
2025	$12,248	$11,903	$12,219
2025	$12,828	$12,373	$12,686

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	2.37%	0.80%	2.52%
Bloomberg MA Municipal Bond Index	2.52%	0.60%	2.15%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Nov. 30, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 3,350,000,000
Holdings Count | Holding	975
Advisory Fees Paid, Amount	$ 394,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$3,350
Number of Portfolio Holdings	975
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$394

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	11.3%
1 to 3 Years	2.0%
3 to 5 Years	3.1%
5 to 10 Years	14.0%
10 to 20 Years	33.0%
20 to 30 Years	33.1%
Greater than 30 Years	3.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature